Segmental reporting - Analysis of results by business (Details) £ in Millions	12 Months Ended
	Dec. 31, 2017 GBP (£) Employees		Dec. 31, 2016 GBP (£) Employees		Dec. 31, 2015 GBP (£) Employees
Disclosure of operating segments [line items]
Total income	£ 21,076		£ 21,451		£ 22,040
Credit impairment charges and other provisions	(2,336)		(2,373)		(1,762)
Net operating income	18,740		19,078		20,278
Operating expenses excluding UK bank levy and litigation and conduct	(13,884)		(14,565)		(13,723)
UK Bank levy	(365)		(410)		(426)
Litigation and conduct	(1,207)		(1,363)		(4,387)
Operating expenses	(15,456)		(16,338)		(18,536)
Other net (expenses)/income	257	[1]	490		(596)	[2]
Profit before tax	3,541		3,230		1,146
Total assets	£ 1,133,248		£ 1,213,126	[3]	£ 1,120,000	[4]
Number of employees (full time equivalent) | Employees	79,900	[5]	119,300	[6]	129,400	[7]
Operating segments [member] | Barclays UK [member]
Disclosure of operating segments [line items]
Total income	£ 7,383		£ 7,517		£ 7,343
Credit impairment charges and other provisions	(783)		(896)		(706)
Net operating income	6,600		6,621		6,637
Operating expenses excluding UK bank levy and litigation and conduct	(4,030)		(3,792)		(3,464)
UK Bank levy	(59)		(48)		(77)
Litigation and conduct	(759)		(1,042)		(2,511)
Operating expenses	(4,848)		(4,882)		(6,052)
Other net (expenses)/income	(5)	[1]	(1)		0	[2]
Profit before tax	1,747		1,738		585
Total assets	£ 237,400		£ 209,600	[3]	£ 202,500	[4]
Number of employees (full time equivalent) | Employees	22,800	[5]	36,000	[6]	38,800	[7]
Operating segments [member] | Barclays International [member]
Disclosure of operating segments [line items]
Total income	£ 14,382		£ 14,995		£ 13,747
Credit impairment charges and other provisions	(1,506)		(1,355)		(922)
Net operating income	12,876		13,640		12,825
Operating expenses excluding UK bank levy and litigation and conduct	(9,321)		(9,129)		(8,029)
UK Bank levy	(265)		(284)		(253)
Litigation and conduct	(269)		(48)		(1,310)
Operating expenses	(9,855)		(9,461)		(9,592)
Other net (expenses)/income	254	[1]	32		45	[2]
Profit before tax	3,275		4,211		3,278
Total assets	£ 856,100		£ 648,500	[3]	£ 532,200	[4]
Number of employees (full time equivalent) | Employees	11,500	[5]	36,900	[6]	39,100	[7]
Operating segments [member] | Barclays Non-core [member]
Disclosure of operating segments [line items]
Total income	£ (530)	[8]	£ (1,164)	[8]	£ 612
Credit impairment charges and other provisions	(30)	[8]	(122)	[8]	(134)
Net operating income	(560)	[8]	(1,286)	[8]	478
Operating expenses excluding UK bank levy and litigation and conduct	(256)	[8]	(1,509)	[8]	(1,958)
UK Bank levy	0	[8]	(76)	[8]	(88)
Litigation and conduct	(28)	[8]	(246)	[8]	(500)
Operating expenses	(284)	[8]	(1,831)	[8]	(2,546)
Other net (expenses)/income	197	[1],[8]	331	[8]	(535)	[2]
Profit before tax	(647)	[8]	(2,786)	[8]	(2,603)
Total assets	£ 0	[8]	£ 279,700	[3],[8]	£ 325,800	[4]
Number of employees (full time equivalent) | Employees	0	[5],[8]	5,500	[6],[8]	9,900	[7]
Head Office [member]
Disclosure of operating segments [line items]
Total income	£ (159)	[9]	£ 103	[9]	£ 338
Credit impairment charges and other provisions	17	[9]	0	[9]	0
Net operating income	(176)	[9]	103	[9]	338
Operating expenses excluding UK bank levy and litigation and conduct	277	[9]	135	[9]	272
UK Bank levy	41	[9]	2	[9]	8
Litigation and conduct	151	[9]	27	[9]	66
Operating expenses	469	[9]	164	[9]	346
Other net (expenses)/income	(189)	[1],[9]	128	[9]	(106)	[2]
Profit before tax	(834)	[9]	67	[9]	(114)
Total assets	£ 39,700	[9]	£ 75,200	[3],[9]	£ 59,400	[4]
Number of employees (full time equivalent) | Employees	45,600	[5],[9]	100	[6],[9]	100	[7]

[1]

Other net (expenses)/income represents the share of post-tax results of associates and joint ventures, profit (or loss) on disposal of subsidiaries, associates and joint ventures, and gains on acquisitions.

[2]

Other net (expenses)/income represents the share of post-tax results of associates and joint ventures, profit (or loss) on disposal of subsidiaries, associates and joint ventures, and gains on acquisitions.

[3]	Africa Banking assets held for sale were reported in Head Office for 2016.
[4]	Africa Banking assets held for sale were reported in Head Office for 2015.
[5]

As a result of the establishment of the Group Service Company in September 2017, employees who are now empl oyed by the Group Service Company and who were previously allocated to, or were within, Barclays UK and Barclays International are now reported in Head Office.

[6]	Number of employ ees included 40,800 employees in re lation to Africa Bankin g for 2016.
[7]	Number of employees included 41,500 employees in relation to Africa Banking for 2015.
[8]	The Non-Core segment was closed on 1 July 2017. Financial results up until 30 June 2017 are reflected in the Non-Core segment for 2017.
[9]

The reintegration of Non-Core assets on 1 July 2017 resulted in the transfer of c. £ 9 bn of assets into Group Head Office relating to a portfolio of Italian mortgages. The portfolio generated a loss before tax of £ 37 m in the second half of the year with a balance sheet of £ 9 bn as at 31 December 2017.